Stock Incentive Plans - Employee Stock Purchase Plan (Narrative) (FY) (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized and reserved for future issuance (in shares)			12,794,858		12,794,858		90,367,632
Stock-based compensation expense			$ 1,591,000	$ 3,783,000	$ 3,022,000	$ 6,059,000	$ 25,778,000	$ 11,194,000	$ 7,720,000
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized and reserved for future issuance (in shares)			45,795		45,795		4,982,098			5,769
Number of shares authorized, increase (in shares)	1,530,424	1,236,229
Shares of common stock issued to employees under the ESPP (in shares)							186,044
Stock-based compensation expense			$ 0	$ 100,000	$ 0	$ 100,000	$ 100,000	$ 100,000
ESPP | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized and reserved for future issuance (in shares)										173,076